Convertible note (Details)		1 Months Ended
	Sep. 17, 2020 USD ($)	Jul. 31, 2022 ¥ / shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 CNY (¥) ¥ / shares	Sep. 17, 2020 CNY (¥)
Exit payment agreement
Redemption feature
Exercise price of warrant				¥ 4.67
Fair value of warrants | ¥				¥ 19,390,000
Maximum | Exit payment agreement
Redemption feature
Face amount of debt | $			$ 2,700,000
Convertible note 2020
Redemption feature
Face amount of debt	$ 5,000,000				¥ 33,474,000
Conversion price per ordinary share		¥ 4.203
Convertible note 2020 | Note conversion at maturity date
Redemption feature
Redemption price as a percent of issuance price	12.50%
Convertible note 2020 | Note conversion after one year from the issue date
Redemption feature
Percentage of redemption amount accruing from issuance of note till redemption	15.00%